Preferred Stock	12 Months Ended
Sep. 30, 2012
Preferred Stock
Preferred Stock

11. Preferred Stock

        The Company has authorized 10,000 shares of preferred stock, $0.001 par value per share, of which 1,015 redeemable Series A-1 preferred stock and 805 Series A-2 preferred stock were issued and outstanding at September 30, 2011 and 2012. Each holder of outstanding shares of redeemable Series A-1 preferred stock and Series A-2 preferred stock is entitled to the number of votes equal to the number of whole shares of common stock into which the shares of redeemable Series A-1 preferred stock and Series A-2 preferred stock held by such holder are convertible as described below. The holders of the preferred stock will vote together with the common stockholders as a single class. The shares of preferred stock have the following characteristics:

Dividends

        Holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock are entitled to cumulative dividends at the rate of 6.0% per annum of the original issue price per share of $9.94, payable when declared by the Board of Directors. A holder of redeemable Series A-1 preferred stock can waive their right to the dividend preference. After payment of the preferred dividend, the holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock participate in dividends paid to common stockholders on an as-converted basis as described below. As of September 30, 2011 and 2012, cumulative unpaid dividends on the redeemable Series A-1 preferred stock of $2,421 and $3,026, respectively, were considered as part of the redemption value described below. Cumulative unpaid dividends on the Series A-2 preferred stock have no impact until declared. As of September 30, 2011 and 2012, no dividends have been declared on the Series A-2 preferred stock.

Liquidation Preference

        In the event of liquidation, dissolution or winding up of the Company, the holders of redeemable Series A-1 preferred stock and Series A-2 preferred stock shall receive the first claim to the distributed net assets in the amount of $9.94 per share plus accrued but unpaid dividends. In the event there are not enough funds to cover distributions to all stockholders, the entire amount of assets available to be distributed will be distributed ratably among the holders of the preferred stock based on the total preferential amount each holder would be entitled to receive if sufficient funds were available.

Conversion

        Immediately prior to an initial public offering, each share of redeemable Series A-1 preferred stock and Series A-2 preferred stock will be converted into common stock on a 1:2.84 basis. The conversion price is subject to change for stock splits, combinations, dividends and distributions. The Series A-2 preferred stock is considered to have a contingent beneficial conversion feature. Although this feature only applies in the event of a public offering, as of September 30, 2012, the fair value of such conversion feature would have been $21,141.

        Series A-1 preferred stock have the following additional characteristics:

Board of Directors Representation

        Holders of redeemable Series A-1 preferred stock are entitled to representation of one seat on the Board of Directors.

Series A-1 Redemption Right

        The Series A-1 preferred stock is eligible for redemption at the option of the holder beginning in October 2014, the holders having waived their rights to require the Company to redeem the Series A-1 preferred stock until that date. At that time, to the extent the holders choose to redeem the stock, the Company would be required to raise additional capital or debt, or renegotiate redemption terms with the Series A-1 holders. There can be no assurances that the Company will be successful in executing one or more of these actions.

        The carrying value of redeemable Series A-1 preferred stock is increased by periodic accretions so that the carrying value will equal the redemption value at the balance sheet date. The redeemable Series A-1 preferred stock is valued at $39,762 and $43,135 at September 30, 2011 and 2012, which was determined by using the greater of fair market value or the sum of $7.00 multiplied by 2.84 plus cumulative unpaid dividends. Accretion of $11,486 and $3,373 was charged to additional paid-in capital for the years ended September 30, 2011 and 2012, respectively.